ACQUISITIONS (Details) R$ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Jan. 30, 2019 USD ($)	Oct. 02, 2018 USD ($)	Mar. 19, 2018 USD ($)	Feb. 14, 2018 USD ($) item	Jan. 31, 2016	Dec. 31, 2018 USD ($)	Feb. 14, 2018 BRL (R$)	Feb. 14, 2018 USD ($)
Acquisitions
Cash consideration paid						$ 304.2
KG Mining (Bald Mountain) Inc. | Barrick
Acquisitions
Ownership interest in joint venture					50.00%
Phase 7 concessions | Compania Minera Mantos de Oro ("MDO")
Acquisitions
Percentage of equity interest acquired			50.00%			50.00%
Purchase Price			$ 65.1
Total cash consideration			65.0
Cash consideration paid	$ 30.0		35.0
Transaction costs			$ 0.1
Subsidiary of Gerdau SA | Brazil
Acquisitions
Purchase Price | R$							R$ 835.0
Subsidiary of Gerdau SA | Kinross Brasil Mineracao S.A. ("KBM") | Brazil
Acquisitions
Number of hydroelectric power plants acquired | item				2
Purchase Price								$ 253.7
Transaction costs				$ 3.4
Pro forma consolidated net loss						$ 9.7
Bald Mountain Exploration LLC | KG Mining (Bald Mountain) Inc.
Acquisitions
Percentage of equity interest acquired		50.00%
Total cash consideration		$ 15.5
Payment on net smelter return royalty (in percentage)		1.25%
Transaction costs		$ 0.1